Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent events
Subsequent events

43.        Subsequent events

On March 29, 2019, SMIC Shanghai (Cayman) Corporation (the “Vendor”, a wholly-owned subsidiary of the Company), and SMIC Hong Kong (International) Company Limited (the “Target Company”, a wholly-owned subsidiary of the Vendor) entered into the share purchase agreement with Jiangsu CAS-IGBT Technology Co., Ltd. (the “Purchaser”). Pursuant to the share purchase agreement, the Vendor agreed to sell and the Purchaser agreed to purchase the sale shares at the consideration subject to the terms and conditions of the share purchase agreement. The Target Company directly owns 70% of the share capital of LFoundry. The consideration of the Target Company and its subsidiaries amounted to US$112.8 million was considered to be fair and reasonable and in the interest of the Company and its shareholders taken as a whole. Further, the Purchaser agreed to purchase from the Target Company the creditor’s rights for the outstanding balance (being the total outstanding principal and total aggregate accrued interest) under the loans from the Group.